Corporate Information (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	Feb. 29, 2020	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2019
Corporate Information [Abstract]
Percentage of equity interest in subsidiaries	100.00%
Cash and cash equivalents		¥ 5,425,000	¥ 59,045,000	¥ 5,425,000	¥ 25,719,000	¥ 23,010,000
Net loss		896,907
Continuing operations		53,620
Working capital		20,000,000
Impact of COVID-19 pandemic		¥ 115,115	¥ 295,897